ORGANIZATION AND DESCRIPTION OF BUSINESS (Equipment Acquisition) (Details) (Scenario, Forecast [Member], USD $)	12 Months Ended
Dec. 31, 2013
Scenario, Forecast [Member]
Property, Plant and Equipment [Line Items]
Shares issued for casino equipment, shares	17,450,535
Stock split ratio	0.1
Annual lease payment	$ 700,000
Monthly lease payment	$ 58,333
Lease term	5 years
Lease renewal term	5 years